Related Party Balances and Transactions - Schedule of Amount Due from and Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Relationship	Chairman and Chief Executive Officer
Nature	Advances for operational purpose including drivers wages, operating expenses and other expenses
Amount due from related parties	$ 1,768,310
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Nature	Advances for operational purposes including drivers wages, operating expenses and other expenses
Amount due from related parties	$ 63,410
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties	1,831,720
Amount due to related parties	533,734	1,646,512
Advanced from related parties	7,815,352	4,772,348	$ 263,976
Repayments to related parties	2,288,240	1,791,509	2,390,802
Disposal of revenue equipment collected by related parties	26,052	6,927	32,767
Proceeds from disposal of subsidiaries collected by a related party	1,379,000
Purchase of revenue equipment paid by related parties:	20,438	123,872	45,957
Offset by amount due from related parties	9,600	1,723,255	1,129,080
Offset by amount due to related parties	9,600	1,723,255	1,129,080
Collection from loans to related parties		2,012,719
Offset between related parties and prepayment to suppliers	7,832,742	2,784,171
Offset between a related party and receipt in advance:	$ 796,226
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Nature	Advances for operational purpose
Amount due to related parties		94,864
Mr. Meng Wan [Member]
Related Party Transaction [Line Items]
Relationship	Independent Director
Nature	Director emolument
Amount due to related parties	$ 1,600
Mr. Yuhan Zhao [Member]
Related Party Transaction [Line Items]
Relationship	Chief Financial Officer and Executive Director
Nature	Director emolument
Amount due to related parties	$ 83,600
Mr. Mikael Charette [Member]
Related Party Transaction [Line Items]
Relationship	Independent Director
Nature	Director emolument
Amount due to related parties	$ 13,500
Mr. Bangjie Hu [Member]
Related Party Transaction [Line Items]
Relationship	Independent Director
Nature	Director emolument
Amount due to related parties	$ 13,500
Mr. Lihai Zhang [Member]
Related Party Transaction [Line Items]
Relationship	Senior Employee
Nature	Advances for operational purpose
Amount due to related parties		54,139
Advanced from related parties	66,426	54,919
Repayments to related parties		130,929	12,757
Disposal of revenue equipment collected by related parties	20,730	695	16,636
Purchase of revenue equipment paid by related parties:
Offset by amount due from related parties		199,528
Offset by amount due to related parties			847,350
Collection from loans to related parties		862,756
Offset between related parties and prepayment to suppliers		67,904
Ms. Xing Wang [Member]
Related Party Transaction [Line Items]
Relationship	Former Executive Director
Nature	Advances for deferred offering costs
Amount due to related parties		489,591
Ms. Xing Wang [Member]
Related Party Transaction [Line Items]
Relationship	Former Executive Director
Nature	Advances for operational purpose
Amount due to related parties	$ 421,534	1,007,918
Ms. Shasha Chen Two [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Advanced from related parties	$ 7,715,965	4,041,140
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 90% of the company’s shares
Advanced from related parties	$ 9,600	486,829
Mr. Chun Gao [Member]
Related Party Transaction [Line Items]
Relationship	Senior Employee
Advanced from related parties	$ 23,361		18,036
Repayments to related parties		64,687
Disposal of revenue equipment collected by related parties			1,412
Offset by amount due from related parties		48,328
Shenzhen Longanda Environmental Protection Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Chun Gao holds 50% of the shares of the company
Advanced from related parties			1,652
Ms. Xing Wan [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director
Advanced from related parties		189,460	244,288
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 100% of the company’s shares
Repayments to related parties			464,368
Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Relationship	Chairman and Chief Executive Officer
Repayments to related parties	$ 1,212,265	1,595,893	951,854
Disposal of revenue equipment collected by related parties	5,322	6,232	14,719
Proceeds from disposal of subsidiaries collected by a related party	1,379,000
Purchase of revenue equipment paid by related parties:		123,872	45,957
Offset by amount due from related parties	9,600	1,475,399	656,803
Offset between a related party and receipt in advance:	$ 796,226
Ms. Laidi Wei [Member]
Related Party Transaction [Line Items]
Relationship	Immediate family member of Mr. Zhengjun Tao
Repayments to related parties			38,960
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Repayments to related parties			922,863
Ms. Xing Wang [Member]
Related Party Transaction [Line Items]
Relationship	Former Executive Director
Repayments to related parties	$ 1,075,975
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Purchase of revenue equipment paid by related parties:	$ 20,438
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 100% of the company’s shares
Offset by amount due from related parties			472,277
Offset by amount due to related parties	$ 9,600	494,612
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Offset by amount due to related parties		1,228,643	281,730
Ms. Xing Wang [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director
Borrowings from a related party to pay deferred offering cost	$ 9,604	67,368	109,617
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Collection from loans to related parties		1,149,963
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Offset between related parties and prepayment to suppliers	$ 7,832,742	$ 2,716,267